INVESTMENTS AT FAIR VALUE	12 Months Ended
Dec. 31, 2021
INVESTMENTS AT FAIR VALUE
INVESTMENTS AT FAIR VALUE

NOTE 10 — INVESTMENTS AT FAIR VALUE

As of December 31, 2021 and 2020, investments at fair value consist of:

	As of December 31,
	2021	2020
Investments in YouGo World	$28,698	$28,698
Other investments	371	378
Total	$29,069	$29,076

On September 11, 2017, the Company entered into an agreement to purchase a 2.5% interest in yougo.world ltd., a start-up company focusing on mixed reality platforms, content and services. The investment was funded in 2018.